Note 7 - Government Assistance (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about government grants and investment tax credits [text block]
		Thirteen- months ended	Month ended	Twelve- months ended
	March 31, 2018	March 31, 2017	March 31, 2017	February 28, 2017	February 29, 2016
			(Unaudited)	(Unaudited)
	$	$	$	$	$
Investment tax credit	409	103	8	95	169
Government grant	-	227	37	190	180
Total government assistance	409	330	45	285	349

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
$
2029	11
2030	30
2031	45
2032	431
2033	441
2034	436
2035	519
2036	286
2037	315
2038	345
2,859